Risk Management Overview - Disclosure of Monetary Assets and Liabilities Denominated In Foreign Currencies (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 GBP (£)	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 EUR (€)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash | $	$ 4,228,944			$ 3,589,244
AP and Accrued Liabilities | $	$ 250,170			$ 120,894
Foreign Exchange Risk | GBP
Disclosure of risk management strategy related to hedge accounting [line items]
Cash | £		£ 696,010			£ 803,774
AP and Accrued Liabilities | £		£ (235,946)			£ (80,459)
Foreign Exchange Risk | EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Cash | €			€ 74,782			€ 115,930